Acquisition Activity - Consideration (Details) - USD ($) $ in Thousands	Jul. 31, 2017	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 1,188,902		$ 726,856	$ 724,603
Sabadell United
Business Acquisition [Line Items]
Total equity consideration	$ 211,043
Cash	809,159
Total consideration paid	1,020,202
Fair value of net assets assumed including identifiable intangible assets	558,156
Goodwill	$ 462,046	$ 462,000	$ 431,800
Sabadell United | Common Stock
Business Acquisition [Line Items]
Common stock issued (shares)	2,610,304
Common stock issued	$ 211,043